Balance Sheet Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Supplemental Balance Sheet Information [Line Items]
Depreciation			$ 15,786	$ 22,607	$ 46,067	$ 56,895	$ 82,295	$ 72,299	$ 60,879
Total			512,351		512,351		493,666	501,283
Accumulated depreciation			283,426		283,426		244,694	205,281
Proceeds from Sale of Property, Plant, and Equipment	5,077	874
Accelerated depreciation costs				7,677		12,231
Assets under Capital Leases [Member]
Supplemental Balance Sheet Information [Line Items]
Total			19,924		19,924		22,030	17,614
Accumulated depreciation			$ 8,668		$ 8,668		$ 8,246	$ 5,257